Other Financial Data (Earnings (Loss) Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 28, 2013		Jun. 29, 2013		Mar. 30, 2013		Dec. 31, 2012		Sep. 29, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per common share:
Basic earnings																	$ 933	$ 670	$ 582
Net earnings	342	[1]	307	[1]	258	[1]	192	[1]	336	[1]	206	[1]	182	[1]	157	[1]	1,099	881	1,158
Weighted average common shares outstanding, basic (shares)																	266.0	292.1	333.8
Basic earnings per common share (US$ per share)	$ 1.13		$ 1.00		$ 0.83		$ 0.57		$ 0.98		$ 0.55		$ 0.44		$ 0.35		$ 3.51	$ 2.29	$ 1.74
Basic earnings per common share (US$ per share)	$ 1.33		$ 1.17		$ 0.96		$ 0.70		$ 1.20		$ 0.73		$ 0.63		$ 0.50		$ 4.13	$ 3.02	$ 3.47
Diluted earnings (loss) per common share:
Basic earnings																	933	670	582
Net earnings	$ 342	[1]	$ 307	[1]	$ 258	[1]	$ 192	[1]	$ 336	[1]	$ 206	[1]	$ 182	[1]	$ 157	[1]	$ 1,099	$ 881	$ 1,158
Weighted average common shares outstanding, basic (shares)																	266.0	292.1	333.8
Add effect of dilutive securities:
Add effect of dilutive securities: Share-based awards and other (shares)																	4.5	5.3	5.9
Diluted weighted average common shares outstanding (shares)																	270.5	297.4	339.7
Diluted earnings per common share (US$ per share)	$ 1.12		$ 0.98		$ 0.81		$ 0.56		$ 0.97		$ 0.54		$ 0.44		$ 0.35		$ 3.45	$ 2.25	$ 1.71
Diluted earnings per common share (US$ per share)	$ 1.31		$ 1.16		$ 0.94		$ 0.68		$ 1.18		$ 0.72		$ 0.61		$ 0.49		$ 4.06	$ 2.96	$ 3.41

[1]	Amounts attributable to Motorola Solutions, Inc. common shareholders.